TAXES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Taxes

(i) The components of the provision for income taxes from Cayman Islands, the United States, Hong Kong, and China are as follows:

	For the Six Months Ended September 30,
	2025	2024
Current tax provision
Cayman Islands	$—	$—
The United States	—	—
Hong Kong	—	—
China	21,400	35,870
	21,400	35,870
Deferred tax benefit
Cayman Islands	—	—
The United States	—	—
Hong Kong	—	—
China	(1,890)	(8,826)
	(1,890)	(8,826)
Provision for income taxes	$19,510	$27,044

	For the Years Ended
	March 31,
	2025	2024	2023
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	64,459	127,332	73,339
	64,459	127,332	73,339
Deferred tax provision (benefit)
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	48,979	(2,530)	34,490
	48,979	(2,530)	34,490
Income tax provision	$113,438	$124,802	$107,829

Schedule of Reconciliation of Statutory Rates to Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended September 30, 2025 and 2024:

	For the Six Months Ended September 30,
	2025	2024
China Statutory income tax rate	25.0%	25.0%
Non-taxable items	—	(0.1)%
Foreign tax rate differential	(18.9)%	(20.4)%
Effect of tax holiday and preferential tax rate	(4.7)%	(3.6)%
Change in valuation allowance	(1.7)%	(1.7)%
Others	—	(0.1)%
Effective tax rate	(0.3)%	(0.9)%

	For the Years Ended
	March 31,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Non-taxable items	—	0.2%	0.4%
Non-PRC entity not subject PRC income tax	(19.2)%	—	—
Effect of tax holiday and preferential tax rate	(4.7)%	(20.0)%	(29.3)%
Effect of change in tax rate	—	(2.8)%	—
Change in valuation allowance	(2.2)%	10.7%	13.5%
Others	—	(0.2)%	(1.8)%
Effective tax rate	(1.1)%	12.9%	7.8%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	September 30,	March 31,
Deferred tax assets	2025	2025
Allowance for credit loss	$168,068	$100,603
Reserve for inventory	1,131	909
Unutilized marketing expenditure	1,008	989
Operating lease liabilities	24,712	26,709
Net operating loss carried forward	276,176	233,046
Total deferred tax assets	471,095	362,256
Valuation allowance	(446,383)	(335,547)
Deferred tax assets, net of valuation allowance	$24,712	$26,709
Net off deferred tax liabilities	(18,337)	(21,096)
Deferred tax assets, net	$6,375	$5,613

	September 30,	March 31,
Deferred tax liabilities	2025	2025
Finance lease	$5,299	$6,351
Right-of-use assets	18,881	21,709
Deferred tax liabilities	24,180	28,060
Net off deferred tax assets	(18,337)	(21,096)
Deferred tax liabilities, net	$5,843	$6,964

	March 31,	March 31,
Deferred tax assets	2025	2024
Allowance for credit loss	$100,603	$78,810
Reserve for inventory	909	4,580
Unutilized marketing expenditure	989	—
Operating lease liabilities	26,709	43,346
Net operating loss carried forward	233,046	383,524
Total deferred tax assets	362,256	510,260
Valuation allowance	(335,547)	(445,403)
Deferred tax assets, net of valuation allowance	$26,709	$64,857
Net off deferred tax liabilities	(21,096)	(17,272)
Deferred tax assets, net	$5,613	$47,585

	March 31,	March 31,
Deferred tax liabilities	2025	2024
Finance lease	$6,351	$—
Right-of-use assets	21,709	17,350
Deferred tax liabilities	28,060	17,350
Net off deferred tax assets	(21,096)	(17,272)
Deferred tax liabilities, net	$6,964	$78

Schedule of Movement of the Valuation Allowance

Movement of the valuation allowance:

	September 30,	March 31,
Valuation allowance	2025	2025
Beginning balance	$335,547	$445,403
Current year addition (reduction)	103,272	(108,274)
Exchange difference	7,564	(1,582)
Ending balance	$446,383	$335,547

	March 31,	March 31,
Valuation allowance	2025	2024
Beginning balance	$445,403	$359,904
Current year addition (reduction)	(108,274)	104,207
Exchange difference	(1,582)	(18,708)
Ending balance	$335,547	$445,403

Schedule of Taxes Payable

Taxes payable consist of the following:

	September 30,	March 31,
	2025	2025
Income tax payable	$95,659	$78,257
Value added tax payable	142,729	137,640
Other taxes payable	1,936	2,445
Total taxes payable	$240,324	$218,342

	March 31,	March 31,
	2025	2024
Income tax payable	$78,257	$126,041
Value added tax payable	137,640	133,694
Other taxes payable	2,445	8,975
Total taxes payable	$218,342	$268,710